Risk management - Exposure and Impairment Losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Exposure and impairment losses
Percent of the total Group's provisions considering the most relevant units of the group	95.00%
Maximum exposure to credit risk	€ 993,412
Impairment losses	20,970
Financial instruments purchased credit impaired
Exposure and impairment losses
Maximum exposure to credit risk	757	€ 803
Next 12 months | Financial instruments not credit-impaired [member]
Exposure and impairment losses
Maximum exposure to credit risk	908,002
Maximum exposure, financial instruments not included elsewhere	242,867
Impairment losses	3,823
Next 12 months | Financial instruments not credit-impaired [member] | Other units
Exposure and impairment losses
Maximum exposure to credit risk	151,906
Impairment losses	152
Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Exposure and impairment losses
Maximum exposure to credit risk	54,616
Impairment losses	4,644
Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member] | Other units
Exposure and impairment losses
Maximum exposure to credit risk	700
Impairment losses	163
Lifetime Expected Credit Losses | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	30,795
Impairment losses	12,504
Lifetime Expected Credit Losses | Financial instruments credit-impaired | Other units
Exposure and impairment losses
Maximum exposure to credit risk	1,743
Impairment losses	1,145
Investment grade
Exposure and impairment losses
Maximum exposure to credit risk	692,683
Investment grade | Next 12 months | Financial instruments not credit-impaired [member]
Exposure and impairment losses
Maximum exposure to credit risk	685,507
Investment grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Exposure and impairment losses
Maximum exposure to credit risk	7,176
Speculation grade
Exposure and impairment losses
Maximum exposure to credit risk	269,935
Speculation grade | Next 12 months | Financial instruments not credit-impaired [member]
Exposure and impairment losses
Maximum exposure to credit risk	222,495
Speculation grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Exposure and impairment losses
Maximum exposure to credit risk	47,439
Default
Exposure and impairment losses
Maximum exposure to credit risk	30,795
Default | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	€ 30,795